CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010		Dec. 31, 2009
Product sales, net	$ 439,644	$ 265,810	$ 763,020	$ 578,961	$ 862,369		$ 734,495
Cost of goods sold	(333,559)	(139,536)	(568,756)	(316,348)	(497,954)		(368,524)
Inventory adjustment		(122,744)		(185,938)	(256,948)		(58,773)
Gross profit	106,085	3,530	194,264	76,675	107,467		307,198
Patent impairment charge					(1,749,664)
Operating, sales and administrative expenses	(669,241)	(1,158,440)	(3,838,818)	(2,478,115)	(3,294,930)		(2,094,303)
Net loss from operations	(563,156)	(1,154,910)	(3,644,554)	(2,401,440)	(4,937,127)		(1,787,105)
Other income (expense):
Interest expense	(479,708)	(393,325)	(1,715,050)	(1,797,305)	(2,195,151)		(656,450)
Change in fair value of derivative instruments	2,257,627	69,666	1,439,082	932,624	1,709,029		(13,600)
(Gain) loss on settlement of debt				(478,262)	(478,262)		105,684
Loss on extinguishment of debt	(2,227,437)		(2,227,437)
Beneficial conversion features		(580,000)		(580,000)	(606,400)
Amortization of debt premium	284,061		284,061
Charge resulting from triggered anti-dilution provisions within financial instruments		(416,794)	(854,560)	(416,794)	(482,866)
Other expenses	(56,295)	(18,500)	(209,194)	(46,460)	(49,990)		(88,380)
Total other income (expense)	(221,752)	(1,338,953)	(3,283,098)	(2,386,197)	(2,103,640)		(652,746)
Net loss	(784,908)	(2,493,863)	(6,927,652)	(4,787,637)	(7,040,767)		(2,439,851)
Deemed dividend on Series B Preferred Stock							(985,000)
Net loss applicable to common shareholders					$ (7,040,767)		$ (3,424,851)
Weighted average number of common shares outstanding, basic and diluted	16,060,162	9,551,002	13,991,863	9,624,200	9,852,710	[1]	6,042,462	[1]
Basic and diluted net loss per common share	$ (0.05)	$ (0.26)	$ (0.50)	$ (0.50)	$ (0.71)	[1]	$ (0.57)	[1]

[1]	Adjusted for the 200-to-1 reverse stock split